Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Balance Sheet Items	Balance sheet items, except for equity accounts:
As of September 30,
	2023	2022
RMB to US	US$1=RMB7.2960	US$1=RMB7.1135
JPY to US	US$1=JPY149.4300	US$1=JPY144.7100
HKD to US	US$1=HKD7.8308	US$1=HKD7.8498

Schedule of Statements of Cash Flows	Items in the statements of income and comprehensive income, and statements of cash flows:
For the Years Ended September 30,
	2023	2022
RMB to US	US$1=RMB7.0533	US$1=RMB6.5532
JPY to US	US$1=JPY138.9277	US$1=JPY124.6952
HKD to US	US$1=HKD7.8310	US$1=HKD7.8228

Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives
Vehicle	4 – 6 years
Office equipment	3 – 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets